REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS/RESTATEMENT - Balance Sheet (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 07, 2020	Sep. 10, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet
Liabilities	$ 48,943,000			$ 16,808,000				$ 20,598,000
Redeemable convertible preferred stock, $0.00001 par value, 125,419,265 and 28,141,258 shares authorized as of December 31, 2020 and 2019, respectively; 117,734,383 and 27,967,896 shares issued and outstanding as of December 31, 2020 and 2019, respectively; liquidation preference of $133,762,000 and $114,042,000 as of December 31, 2020 and 2019, respectively	123,704,000			123,704,000			$ 118,374,000	101,858,000	$ 91,826,000
Class A ordinary shares	1,000			1,000				1,000
Accumulated deficit	(148,861,000)			(122,776,000)				(114,020,000)
Additional paid-in capital	16,446,000			14,954,000				13,196,000
Total Shareholder's Equity	(132,414,000)		$ 1,500,000,000	(107,821,000)			$ (97,217,000)	$ (100,823,000)	$ (84,756,000)
JAWS Spitfire Acquisition Corporation
Balance Sheet
Warrant liabilities	25,104,000			43,147,500	$ 43,147,500
Liabilities	40,638,405			55,927,140	55,830,550
Redeemable convertible preferred stock, $0.00001 par value, 125,419,265 and 28,141,258 shares authorized as of December 31, 2020 and 2019, respectively; 117,734,383 and 27,967,896 shares issued and outstanding as of December 31, 2020 and 2019, respectively; liquidation preference of $133,762,000 and $114,042,000 as of December 31, 2020 and 2019, respectively	299,891,260			286,467,670	286,466,240
Accumulated deficit	2,338,422			(1,767,451)	(1,588,878)
Additional paid-in capital	2,660,273			6,766,010	6,587,441
Total Shareholder's Equity	5,000,009	$ 5,000,003		5,000,007	5,000,010	$ 0
Previously Reported [Member] | JAWS Spitfire Acquisition Corporation
Balance Sheet
Liabilities				12,779,640	12,683,050
Redeemable convertible preferred stock, $0.00001 par value, 125,419,265 and 28,141,258 shares authorized as of December 31, 2020 and 2019, respectively; 117,734,383 and 27,967,896 shares issued and outstanding as of December 31, 2020 and 2019, respectively; liquidation preference of $133,762,000 and $114,042,000 as of December 31, 2020 and 2019, respectively				329,615,170	329,793,740
Accumulated deficit				(183,573)	(5,000)
Additional paid-in capital				5,182,563	5,003,995
Total Shareholder's Equity				5,000,007	5,000,010
Correction of negative balance in additional-paid-in capital | JAWS Spitfire Acquisition Corporation
Balance Sheet
Accumulated deficit		4,788,716
Additional paid-in capital		0
Correction of negative balance in additional-paid-in capital | Restatement of warrants as derivative liabilities | JAWS Spitfire Acquisition Corporation
Balance Sheet
Warrant liabilities				43,147,500	43,147,500
Liabilities				43,147,500	43,147,500
Redeemable convertible preferred stock, $0.00001 par value, 125,419,265 and 28,141,258 shares authorized as of December 31, 2020 and 2019, respectively; 117,734,383 and 27,967,896 shares issued and outstanding as of December 31, 2020 and 2019, respectively; liquidation preference of $133,762,000 and $114,042,000 as of December 31, 2020 and 2019, respectively				(43,147,500)	(43,147,500)
Accumulated deficit				(1,583,878)	(1,583,878)
Additional paid-in capital				1,583,447	1,583,447
Class A Ordinary Share | JAWS Spitfire Acquisition Corporation
Balance Sheet
Class A ordinary shares	451			585	584
Total Shareholder's Equity	451	424		585		0
Class A Ordinary Share | Previously Reported [Member] | JAWS Spitfire Acquisition Corporation
Balance Sheet
Class A ordinary shares				154	152
Class A Ordinary Share | Correction of negative balance in additional-paid-in capital | Restatement of warrants as derivative liabilities | JAWS Spitfire Acquisition Corporation
Balance Sheet
Class A ordinary shares				431	$ 432
Class B Ordinary Share | JAWS Spitfire Acquisition Corporation
Balance Sheet
Class A ordinary shares	863			863
Total Shareholder's Equity	$ 863	$ 863		$ 863		$ 0